Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001
Common stock, shares authorized	100,000,000
Common stock, shares issued	10,000,000
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	5,000,000
Preferred stock, issued	0